Intangible Assets - Schedule of Intangible Assets (Details) - Development Costs [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Cost, Beginning		$ 24,925,472
Net carrying amount
Net carrying amount	$ 625,859	1,017,983
Accumulated amortization, Beginning	1,017,983
Accumulated amortization, Ending	625,859	1,017,983
Cost, Ending
Cost [Member]
Schedule of Intangible Assets [Line Items]
Cost, Beginning	25,719,110
Net carrying amount
Additions	769,428	1,397,149
Write off	(22,666,208)
Exchange realignment	840,412	(603,511)
Cost, Ending	4,662,742	25,719,110
Accumulated amortization [Member]
Net carrying amount
Net carrying amount	4,036,883	24,701,127
Write off	(21,472,962)
Accumulated amortization, Beginning	24,701,127	17,631,389
Amortization provided during the year	103,513	3,021,933
Impairment provided during the year		4,541,074
Exchange realignment	705,205	(493,269)
Accumulated amortization, Ending	$ 4,036,883	$ 24,701,127